Six Circles Multi-Strategy Fund Expense Example - Six Circles Multi-Strategy Fund - Six Circles Multi-Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	$ 1,945